Long-term loans (Narrative) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of long-term loans [line items]
Long-term loans	¥ 131,885,708	¥ 134,022,712
Long-term loans of overseas subsidiaries guaranteed by the company	3,921,000	0
HIPDC [member]
Disclosure of long-term loans [line items]
Long-term loans guaranteed by Huaneng Group or other third parties		2,014,800
Huaneng Group
Disclosure of long-term loans [line items]
Long-term loans guaranteed by Huaneng Group or other third parties	¥ 1,407,338	2,335,611
Huaneng Group | Loans guaranteed by Huaneng Group, China Export & Credit Insurance Corporation and Shandong Ruyi Technology Group [member]
Disclosure of long-term loans [line items]
Liability ratios (as a percent)	17.50%
China Export & Credit Insurance Corporation | Loans guaranteed by Huaneng Group, China Export & Credit Insurance Corporation and Shandong Ruyi Technology Group [member]
Disclosure of long-term loans [line items]
Liability ratios (as a percent)	65.00%
Shandong Ruyi Technology Group | Loans guaranteed by Huaneng Group, China Export & Credit Insurance Corporation and Shandong Ruyi Technology Group [member]
Disclosure of long-term loans [line items]
Liability ratios (as a percent)	17.50%
Shandong Ruyi Technology Group | Loans guaranteed by Shandong Power and Shandong Ruyi Technology Group [member]
Disclosure of long-term loans [line items]
Liability ratios (as a percent)	50.00%
Shandong Power | Loans guaranteed by Shandong Power and Shandong Ruyi Technology Group [member]
Disclosure of long-term loans [line items]
Liability ratios (as a percent)	50.00%
Secured
Disclosure of long-term loans [line items]
Net book value of property, plant and equipment	¥ 3,400,000	4,913,000
Long-term loans of overseas subsidiaries guaranteed by the company	7,053,000	12,418,000
Secured | HIPDC [member]
Disclosure of long-term loans [line items]
Long-term loans guaranteed by Huaneng Group or other third parties	15,000
Secured | Huaneng Group, China Export & Credit Insurance Corporation and Shandong Ruyi Technology Group | Loans guaranteed by Huaneng Group, China Export & Credit Insurance Corporation and Shandong Ruyi Technology Group [member]
Disclosure of long-term loans [line items]
Long-term loans guaranteed by Huaneng Group or other third parties	7,581,000	8,435,000
Secured | Huaneng Group
Disclosure of long-term loans [line items]
Long-term loans guaranteed by Huaneng Group or other third parties	81,000	110,000
Secured | Other subsidiaries of the Company and Yangguang Jiedi Investment Co., Ltd
Disclosure of long-term loans [line items]
Long-term loans guaranteed by Huaneng Group or other third parties	1,731,000	1,972,000
Secured | Yangguang Jiedi Investment Co., Ltd
Disclosure of long-term loans [line items]
Long-term loans guaranteed by Huaneng Group or other third parties	67,000	75,000
Secured | Shandong Lineng Group Co., Ltd
Disclosure of long-term loans [line items]
Long-term loans guaranteed by Huaneng Group or other third parties	50,000	100,000
Secured | Enshi Finance Bureau of Hubei Province
Disclosure of long-term loans [line items]
Long-term loans guaranteed by Huaneng Group or other third parties	143,000	152,000
Secured | Shandong Power and Shandong Ruyi Technology Group | Loans guaranteed by Shandong Power and Shandong Ruyi Technology Group [member]
Disclosure of long-term loans [line items]
Long-term loans guaranteed by Huaneng Group or other third parties	1,044,000	0
Secured | Future electricity revenue [member]
Disclosure of long-term loans [line items]
Long-term loans	7,435,000	7,287,000
Secured | Property, plant and equipment [member]
Disclosure of long-term loans [line items]
Long-term loans	3,322,000	3,586,000
Net book value of property, plant and equipment	347,000
Tiancheng Financial Leasing
Disclosure of long-term loans [line items]
Nominal price of buy back when lease term expires	1
Net book value of property, plant and equipment	1,036,000	1,955,000
Tiancheng Financial Leasing | Property, plant and equipment [member]
Disclosure of long-term loans [line items]
Net book value of property, plant and equipment	722,000	902,000
Other financial leasing companies [member]
Disclosure of long-term loans [line items]
Net book value of property, plant and equipment	2,364,000	2,958,000
Other financial leasing companies [member] | Property, plant and equipment [member]
Disclosure of long-term loans [line items]
Net book value of property, plant and equipment	¥ 2,600,000	¥ 2,684,000